Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Detailed Information About Prepaid And Other Current Assets

	December 31,
	2018	2017
	$	$
Prepaid insurance	832	410
Prepaid inventory	175	87
Other	203	329
	1,210	826